Share-based Compensation - Additional Information (Details) $ / shares in Units, ¥ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2021 Vote USD ($) $ / shares shares	Jul. 31, 2020	Jul. 31, 2019	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	May 31, 2021 $ / shares shares	Mar. 31, 2021 tranche $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average period of unrecognized compensation cost				2 years 1 month 24 days	2 years 1 month 24 days
Conversion ratio, class B to class A ordinary shares	1
Compensation expenses | ¥				¥ 2,630,905		¥ 2,378,689		¥ 2,053,165
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award
Total fair value of the restricted shares | $					$ 224,083,000		$ 196,799,000		$ 2,384,000
Mr. Li Xiang
Share-based Compensation Arrangement by Share-based Payment Award
Compensation expenses unrecognized | ¥				¥ 448,704
Number of option granted per tranche | shares				18,092,900						18,092,900
Compensation expenses | ¥				¥ 89,741
2019 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized | shares				141,083,452						141,083,452
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage		20.00%	20.00%
2020 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized | shares				165,696,625						165,696,625
2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Contractual term (in years)		10 years	10 years
Vesting period (in years)		5 years	5 years
Vested after service period (in years)		1 year	1 year
Granted (in shares) | shares				0	0	0	0	579,600	579,600
Weighted average grant date fair value of options granted | $ / shares									$ 16.05
Compensation expenses unrecognized | $										$ 19,379,000
Weighted average period of unrecognized compensation cost				1 year 1 month 17 days	1 year 1 month 17 days
Number of vested and exercisable options (in shares) | shares				41,387,162			43,618,062			41,387,162
Average exercise price (in USD per share) | $ / shares							$ 0.1			$ 0.1
Total intrinsic value of options exercised | $					$ 120,193,000		$ 174,170,000		$ 84,635,000
The total fair value of options vested | $					$ 80,044,000		$ 95,174,000		$ 110,880,000
2019 and 2020 Share Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation expenses | $										$ 277,879,000
2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Granted (in shares) | shares				0	0	0	0	0	0
Exercise price per share | $ / shares												$ 14.63
Exercise price per share ADS | $ / shares												$ 29.26
Number of tranches												6
Number of option granted per tranche | shares												18,092,900
Number of votes | $	10
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle												500,000
Weighted Average Remaining Contractual Life												500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle												1,000,000
Weighted Average Remaining Contractual Life												1,000,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle												1,500,000
Weighted Average Remaining Contractual Life												1,500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle												2,000,000
Weighted Average Remaining Contractual Life												2,000,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle												2,500,000
Weighted Average Remaining Contractual Life												2,500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Six
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle												3,000,000
Weighted Average Remaining Contractual Life												3,000,000
2021 Share Incentive Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of votes | Vote	1
2021 Share Incentive Plan | Class B Ordinary Shares | Mr. Li Xiang
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized | shares	108,557,400										108,557,400	108,557,400
Exercise price per share | $ / shares	$ 14.63										$ 14.63